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                        LORD ABBETT RESEARCH FUND, INC.
                               90 HUDSON STREET
                      JERSEY CITY, NEW JERSEY 07302-3973



                                                April 5, 2006



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Lord Abbett Research Fund, Inc.
     1933 Act File No. 33-47641
     1940 Act File No. 811-6650

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statements of Additional Information contained in Post-Effective No. 37 to the above-referenced Registrant's Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on March 30, 2006.

Please contact the undersigned at (201) 395-2780 if you have any questions or comments.



                                       Very truly yours,
                                       /s/ Bergela Piram
                                       ----------------------
                                       Bergela Piram
                                       Paralegal
                                       Lord, Abbett & Co. LLC